Partners' Capital	12 Months Ended
Dec. 31, 2019
Partners' Capital [Abstract]
Partners' Capital

NOTE 16: PARTNERS’ CAPITAL

Navios Containers

Common units represent limited partnership interests in the Company. The holders of common units are entitled to participate pro rata in distributions from the Company and to exercise the rights or privileges that are available to common unit holders under the Company’s partnership agreement. The common unit holders have limited voting rights. The vote of the holders of at least 75% of all outstanding common units is required to remove the general partner.

Navios Containers Inc.

On June 8, 2017, Navios Containers Inc. closed its private placement and issued 10,057,645 common shares for $50,288 of gross proceeds at a subscription price of $5.00 per share. Navios Partners invested $30,000 and received 6,000,000 common shares and Navios Holdings invested $5,000 and received 1,000,000 common shares. Navios Partners and Navios Holdings also received warrants, with a five-year term, for 6.8% and 1.7% of the newly issued equity, respectively, at an exercise price of $5.00 per share.

On August 29, 2017, Navios Containers Inc. closed a follow-on private placement and issued 10,000,000 common shares at a subscription price of $5.00 per share resulting in gross proceeds of $50,000. Navios Partners invested $10,000 and received 2,000,000 common shares. Navios Partners and Navios Holdings also received warrants, with a five year term, for 6.8% and 1.7% of the newly issued equity, respectively, at an exercise price of $5.00 per share.

On November 9, 2017, Navios Containers Inc. closed a follow-on private placement and issued 9,090,909 common shares at a subscription price of $5.50 per share, resulting in gross proceeds of $50,000. Navios Partners invested $10,000 and received 1,818,182 common shares. Navios Partners and Navios Holdings also received warrants, with a five-year term, for 6.8% and 1.7% of the newly issued equity, respectively, at an exercise price of $5.50 per share.

On March 13, 2018, Navios Containers Inc. closed a follow-on private placement and issued 5,454,546 common shares at a subscription price of $5.50 per share, resulting in gross proceeds of $30,000. Navios Partners invested $14,460 and received 2,629,095 common shares and Navios Holdings invested $500 and received 90,909 common shares. Navios Partners and Navios Holdings also received warrants, with a five-year term, for 6.8% and 1.7% of the newly issued equity, respectively, at an exercise price of $5.50 per share.

On November 30, 2018, Navios Containers Inc. converted the issued shares of common stock to common units (see Note 1).

In March 2019, the Board of Directors authorized a unit repurchase program for up to $10,000 of the Company’s common units over a one-year period. The repurchase program has expired under its terms. Common unit repurchases could have been made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. The timing and amount of repurchases under the program would have been determined by Company’s management based upon market conditions and other factors. Repurchases would have been made pursuant to a program adopted under Rule 10b5-1 under the Securities Exchange Act of 1934, as amended. The program did not require any minimum repurchase or any specific number of units of common equity and could have been suspended or reinstated at any time in the Company’s discretion and without notice. As of its expiration, no common units were purchased under this program. The Board of Directors may consider another Common Unit repurchase program or Common Unit repurchases, in its discretion, depending upon the Company’s cash position, the market price of the Common Units and other relevant factors.

Following the private placement and the conversion described above, the Company had a total of 34,603,100 common units outstanding as of December 31, 2019. Upon the conversion of Navios Containers Inc. to a limited partnership all of the warrants described above issued to Navios Partners and Navios Holdings expired.